Post-Employment and Other Non-current Employee Benefits	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Post-Employment and Other Non-current Employee Benefits	Post-Employment and Other Non-current Employee Benefits
The Company has various labor liabilities for employee benefits in connection with pension and retirement plans, seniority premiums and other post-employment benefits. Benefits vary depending upon the country where the individual employees are located. Presented below is a discussion of the Company’s labor liabilities in Mexico, which comprise the substantial majority of those recorded in the consolidated financial statements.
16.1 Assumptions
The Company annually evaluates the reasonableness of the assumptions used in its labor liability for post-employment and other non-current employee benefits computations. In Mexico, actuarial calculations for pension and retirement plans and seniority premiums, as well as the associated cost for the period, were determined using the following long-term assumptions:

Mexico	2022	2021	2020
Financial:
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	9.9%	8.0%	7.2%
Salary increase: (Non-Union/Union)	4.8%	4.5%	4.5%
Future pension increase	3.8%	3.5%	3.5%
Biometric:
Mortality	EMSSA 2009 (1)	EMSSA 2009 (1)	EMSSA 2009 (1)
Disability	IMSS 97 (2)	IMSS 97 (2)	IMSS-97 (2)
Normal retirement age	60 years	60 years	60 years
Rest of employee turnover	BMAR2007 (3)	BMAR2007 (3)	BMAR2007 (3)
(1) EMSSA. Mexican Experience of Social Security (for its initials in Spanish)
(2) IMSS. Mexican Experience of Instituto Mexicano del Seguro Social (for its initials in Spanish)
(3) BMAR. Actuary experience
In Mexico the methodology used to determine the discount rate was the yield or Internal Rate of Return (“IRR”) which involves a yield curve. In this case, the expected rates for each period were taken from a yield curve of the Mexican Federal Government Treasury Bond (known as CETES in Mexico) because there is no deep market in high quality corporate obligations in Mexico.
In Mexico upon retirement, the Company purchases an annuity for senior executives, which will be paid according to the option chosen by the employee.
Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans	Seniority Premiums
2023	Ps. 402	Ps. 61
2024	207	59
2025	250	63
2026	287	66
2027	339	70
2028 - 2031	1,858	405
16.2 Balances of the liabilities for post-employment and other non-current employee benefits

	2022	2021
Pension and Retirement Plans:
Vested benefit obligation	Ps. 715	Ps. 952
Non-vested benefit obligation	2,196	1,876
Accumulated benefit obligation	2,911	2,828
Excess of projected defined benefit obligation over accumulated benefit obligation	1,288	1,687
Defined benefit obligation	4,199	4,515
Pension plan funds at fair value	(1,288)	(1,234)
Net defined benefit liability	Ps. 2,911	Ps. 3,281

Seniority Premiums:
Vested benefit obligation	Ps. 279	Ps. 289
Non-vested benefit obligation	255	232
Accumulated benefit obligation	534	521
Excess of projected defined benefit obligation over accumulated benefit obligation	392	457
Defined benefit obligation	926	978
Seniority premium plan funds at fair value	(128)	(133)
Net defined benefit liability	Ps. 798	Ps. 845
Total post-employment and other non-current employee benefits	Ps. 3,709	Ps. 4,126
16.3 Trust assets
Trust assets consist of fixed and variable return financial instruments recorded at market value, which are invested as follows:

Type of instrument	2022	2021
Fixed return:
Traded securities	24%	22%
Life annuities	17%	16%
Bank instruments	5%	5%
Federal government instruments	40%	37%
Variable return:
Publicly traded shares	14%	20%
	100%	100%
In Mexico, the regulatory framework for pension plans is established in the Income Tax Law and its Regulations, the Federal Labor Law and the Mexican Social Security Institute Law. None of these laws establish minimum funding levels or a minimum required level of contributions.
In Mexico, the Income Tax Law requires that, in the case of private plans, certain notifications must be submitted to the authorities and a certain level of fund assets must be invested in Federal Government instruments, among others.
The Company’s various pension plans have a technical committee that is responsible for verifying the correct operation of the plan with regard to the payment of benefits, actuarial valuations of the plan, and the monitoring and supervision of the benefit trust. The committee is responsible for determining the investment portfolio and the types of instruments the fund will be invested in. This technical committee is also responsible for verifying the correct operation of the plan in all of the countries in which the Company has these benefits.
The risks related to the Company’s employee benefit plans are primarily attributable to the plan assets. The Company’s plan assets are invested in a diversified portfolio, which considers the term of the plan so as to invest in assets whose expected return coincides with the estimated future payments.
Since the Mexican Tax Law limits the plan’s asset investment in related parties to 10% this risk is not considered to be significant for purposes of the Company’s Mexican subsidiaries.
In Mexico, the Company’s policy is to invest at least 30% of the fund assets in Mexican Federal Government instruments. Guidelines for the target portfolio have been established for the remaining percentage and investment decisions are made to comply with these guidelines insofar as the market conditions and available funds allow.
The amounts and types of securities that the Company invests in related parties included in portfolio fund are mainly as follows:

	2022	2021
Mexico
Portfolio:
Debt:
Grupo Industrial Bimbo, S.A.B. de C. V.	Ps. 24	Ps. 25
Grupo Financiero Banorte, S.A.B. de C.V.	—	9
El Puerto de Liverpool, S.A.B. de C.V.	—	9
Fomento Económico Mexicano, S.A.B. de C.V.	10	—

Capital:
Fomento Económico Mexicano, S.A.B. de C.V.	—	3
The Coca-Cola Company	6	—

For the years ended December 31, 2022 and 2021, the average duration of the Pension and Retirement Plan was of 19.5 years and 18.4 years, respectively; and the average duration of the Seniority Premiums Plan was of 16.8 years and 16.3 years, respectively.
During the years ended December 31, 2022, 2021 and 2020, the Company did not make significant contributions to the plan assets and does not expect to make material contributions to the plan assets during 2023.
16.4 Amounts recognized in the consolidated income statements and the consolidated statements of equity

	Income statement				Accumulated OCI
2022	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 246	Ps. 47	Ps. (85)	Ps. 141	Ps. 804
Seniority premiums	94	6	(9)	145	108
Total	Ps. 340	Ps. 53	Ps. (94)	Ps. 286	Ps. 912
	Income statement				Accumulated OCI
2021	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 244	Ps. —	Ps. —	Ps. 197	Ps. 1,038
Seniority premiums	84	—	—	51	202
Total	Ps. 328	Ps. —	Ps. —	Ps. 248	Ps. 1,240
	Income statement				Accumulated OCI
2020	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 229	Ps. 71	Ps. —	Ps. 188	Ps. 934
Seniority premiums	68	—	—	43	239
Total	Ps. 297	Ps. 71	Ps. —	Ps. 231	Ps. 1,173

Remeasurements of the net defined benefit liability recognized in other comprehensive income are as follows (amounts are net of tax):

	2022	2021	2020
Amount accumulated in other comprehensive income as of the beginning of the periods	Ps. 1,240	Ps. 1,173	Ps. 855
Recognized during the year (obligation liability and plan assets)	124	680	213
Actuarial gains and losses arising from changes in financial assumptions	(375)	(550)	(76)
Actuarial gains and losses arising from changes in demographic assumptions	1	—	184
Foreign exchange rate valuation (gain)	(78)	9	(3)
Adjustment from employees transferred	—	(72)	—
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps. 912	Ps. 1,240	Ps. 1,173
Remeasurements of the net defined benefit liability include the following:
•    The return on plan assets, excluding amounts included in net interest expense.
•    Actuarial gains and losses arising from changes in demographic assumptions.
•    Actuarial gains and losses arising from changes in financial assumptions.
16.5 Changes in the balance of the defined benefit obligation for post-employment and other non-current employee benefits

	2022	2021	2020
Pension and Retirement Plans:
Balance at beginning of year	Ps. 4,515	Ps. 4,311	Ps. 3,912
Current service cost	246	244	229
Effect on curtailment	(86)	—	—
Interest expense	317	291	269
Actuarial gains or losses	(355)	5	257
Foreign exchange loss	(134)	18	28
Benefits paid	(355)	(364)	(455)
Past service cost	47	10	71
Acquisitions	4	—	—
Balance at end of year	Ps. 4,199	Ps. 4,515	Ps. 4,311

Seniority Premiums:
Balance at beginning of year	Ps. 978	Ps. 865	Ps. 630
Current service cost	94	84	68
Effect on curtailment	(9)	—	—
Interest expense	76	62	53
Actuarial gains or losses	(97)	74	187
Benefits paid	(128)	(107)	(73)
Past service cost	6	—	—
Acquisitions	6	—	—
Balance at end of year	Ps. 926	Ps. 978	Ps. 865

16.6 Changes in the balance of trust assets

	2022	2021	2020
Pension and retirement plans:
Balance at beginning of year	Ps. 1,234	Ps. 1,201	Ps. 1,122
Actual return on trust assets	50	33	75
Foreign exchange gain	—	—	4
Benefits paid	4	—	—
Balance at end of year	Ps. 1,288	Ps. 1,234	Ps. 1,201

Seniority premiums
Balance at beginning of year	Ps. 133	Ps. 137	Ps. 127
Actual return on trust assets	(5)	(4)	10
Balance at end of year	Ps. 128	Ps. 133	Ps. 137

As a result of the Company’s investments in life annuities plans, management does not expect the Company will need to make material contributions to the trust assets in order to meet its future obligations.
16.7 Variation in assumptions
The Company decided that the relevant actuarial assumptions that are subject to sensitivity are the discount rate and the salary increase rate because they have the most significant impact:
•    Discount rate: The rate that determines the value of the obligations over time.
•    Salary increase rate: The rate that considers the salary increase which implies an increase in the benefit payable.
The following table presents the impact in absolute terms of a variation of 1.0% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1.0% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and yield curve projections of long-term Mexican government bonds - CETES:

-1.0%:			Income Statement		Accumulated OCI
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 272	Ps. 55	Ps. (104)	Ps. 259	Ps. 959
Seniority premiums	Ps. 103	Ps. 6	Ps. (10)	Ps. 75	Ps. 86
Total	Ps. 375	Ps. 61	Ps. (114)	Ps. 334	Ps. 1,045
Expected salary increase	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 225	Ps. 47	Ps. (86)	Ps. 186	Ps. 799
Seniority premiums	Ps. 85	Ps. 5	Ps. (8)	Ps. 59	Ps. 74
Total	Ps. 310	Ps. 52	Ps. (94)	Ps. 245	Ps. 873
16.8 Employee benefits expense
On April 23, 2021, Mexican government enacted changes to several labor laws in order to regulate labor outsourcing. In particular, these changes increased the cost of profit sharing. For the year ended December 31, 2022 the amount recorded to expense was of Ps. 1,069 compared to Ps.1,068 in 2021.

For the years ended December 31, 2022, 2021 and 2020, employee benefits expenses recognized in the consolidated income statements are as follows:

	2022	2021	2020
Included in cost of goods sold:
Wages and salaries	Ps. 4,956	Ps. 4,301	Ps. 3,955
Social security costs	1,522	1,359	1,251
Employee profit sharing	145	57	89
Pension and seniority premium costs (Note 16.4)	2	52	69
Share-based payment expense (Note 17.2)	6	19	4
Included in selling and distribution expenses:
Wages and salaries	18,403	16,627	15,620
Social security costs	5,272	4,787	4,587
Employee profit sharing	862	959	551
Pension and seniority premium costs (Note 16.4)	250	235	261
Share-based payment expense (Note 17.2)	—	32	20
Included in administrative expenses:
Wages and salaries	3,250	2,788	2,448
Social security costs	710	581	541
Employee profit sharing	62	52	33
Pension and seniority premium costs (Note 16.4)	47	41	38
Share-based payment expense (Note 17.2)	320	225	166
Total employee benefits expense	Ps. 35,807	Ps. 32,115	Ps. 29,633